Uncategorized Items	10/15/2013 - 12/31/2013 USD ($)
[qts_AccruedEquityIssuancesCosts]	364,000
[qts_PaymentOfDeferredFinancingCost]	990,000
[us-gaap_CapitalExpendituresIncurredButNotYetPaid]	39,801,000
[us-gaap_CashAndCashEquivalentsPeriodIncreaseDecrease]	(2,516,000)
[us-gaap_DepreciationDepletionAndAmortization]	10,636,000
[us-gaap_IncreaseDecreaseInAccountsAndOtherReceivables]	2,419,000
[us-gaap_IncreaseDecreaseInAccountsPayableAndAccruedLiabilities]	15,061,000
[us-gaap_IncreaseDecreaseInDeferredRevenue]	536,000
[us-gaap_IncreaseDecreaseInOtherOperatingAssets]	463,000
[us-gaap_IncreaseDecreaseInOtherOperatingLiabilities]	6,000
[us-gaap_IncreaseDecreaseInPrepaidExpense]	(678,000)
[us-gaap_InterestPaidNet]	1,995,000
[us-gaap_NetCashProvidedByUsedInFinancingActivitiesContinuingOperations]	15,812,000
[us-gaap_NetCashProvidedByUsedInInvestingActivitiesContinuingOperations]	(47,963,000)
[us-gaap_NetCashProvidedByUsedInOperatingActivitiesContinuingOperations]	29,635,000
[us-gaap_PaymentsOfStockIssuanceCosts]	(280,841,000)
[us-gaap_ProceedsFromLongTermLinesOfCredit]	14,500,000
[us-gaap_ProvisionForDoubtfulAccounts]	371,000
[us-gaap_RepaymentsOfLongTermCapitalLeaseObligations]	180,000
[us-gaap_RepaymentsOfLongTermDebt]	278,000,000
[us-gaap_RepaymentsOfOtherDebt]	359,000
[us-gaap_WriteOffOfDeferredDebtIssuanceCost]	153,000